Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	$ (35,056,939)	$ (11,456,132)
Adjustment to reconcile net loss to net cash:
Depreciation and amortization	134,101	38,343
Advances written-off		175,257
Earnout Expenses	31,569,750	6,656,500
Interest on lease liability	20,701	6,867
Changes in operating assets and liabilities:
Accounts receivables, net	(23,765)
Inventory	(821,303)	211,805
Deposits and advances	(765,913)	(805,139)
Claims and advances
Accounts payable	(787,234)	948,364
Accrued and other liabilities	(328,194)	378,187
Net cash used in operating activities	(6,058,796)	(3,845,948)
Income Tax paid/Received		(26,162)
Net cash used in Operating Activities	(6,058,796)	(3,872,110)
Cash flow from investing activities:
Net sale/(purchase) of property, plant, and equipment	(341,946)	(102,994)
Investment in/sale of marketable securities/Subsidiaries	13,944	471
Net cash provided by/ (used in) investing activities	(328,002)	(102,523)
Cash flows from financing activities:
Issuance of equity stock through offering (net of expenses)	7,900,000	5,221,490
Repayment of Lease Liabilities	(54,156)	(18,052)
Proceeds from/Repayment of borrowings	(77,962)	(1,080,428)
Net cash provided by financing activities	7,767,882	4,123,010
Effects of exchange rate changes on cash and cash equivalents	(37,162)	5,286
Net increase/(decrease) in cash and cash equivalents	1,343,922	153,663
Cash and cash equivalents at the beginning of the period	175,041	21,378
Cash and cash equivalents at the end of the period	1,518,963	175,041
Non-cash items:
Operating leases entered during the year		$ 238,860